Share-based compensation - Number of option and exercise price (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Option $ / shares	Dec. 31, 2021 USD ($) Option $ / shares	Dec. 31, 2020 Option $ / shares
Share-based compensation
Granted, Number of options | $	2,358,458	1,801,088
2018 Stock Option Plan
Share-based compensation
Outstanding at Beginning, Number of options | Option	620,347	620,347
Exercised, Number of options | Option	(16,073)
Forfeited, Number of options | Option	(3,817)
Outstanding at ending, Number of options | Option	600,457	620,347	620,347
Exercisable, Number of options | Option	387,565
Outstanding at Beginning, Weighted average exercise price	$ 0.01	$ 0.01
Exercised, Weighted average exercise price	0.01
Forfeited, Weighted average exercise price	0.01
Outstanding at ending, Weighted average exercise price	0.01	$ 0.01	$ 0.01
2018 Stock Option Plan | Bottom of range
Share-based compensation
Exercised, Weighted average exercise price	0.01
2018 Stock Option Plan | Top of range
Share-based compensation
Exercised, Weighted average exercise price	$ 15.00
2020 U.S. Stock Option Plan,
Share-based compensation
Outstanding at Beginning, Number of options | Option	1,563,136	1,069,198
Granted, Number of options | Option		493,938
Exercised, Number of options | Option	(6,124)
Forfeited, Number of options | Option	(284,933)
Outstanding at ending, Number of options | Option	1,272,079	1,563,136	1,069,198
Exercisable, Number of options | Option	717,532
Outstanding at Beginning, Weighted average exercise price	$ 5.90	$ 2.76
Granted, Weighted average exercise price		12.69
Exercised, Weighted average exercise price	2.76
Forfeited, Weighted average exercise price	13.46
Outstanding at ending, Weighted average exercise price	$ 4.22	$ 5.90	$ 2.76
Outstanding, Weighted average remaining contractual term	7 years 9 months 29 days	8 years 10 months 24 days	9 years 6 months
Granted, Weighted average remaining contractual term		9 years 2 months 15 days
2021 Long-term Incentive Option Plan
Share-based compensation
Outstanding at Beginning, Number of options | Option	1,307,150
Granted, Number of options	2,358,458	1,307,150
Forfeited, Number of options | Option	(258,014)
Outstanding at ending, Number of options	3,407,594	1,307,150
Exercisable, Number of options | Option	470,454
Outstanding at Beginning, Weighted average exercise price	$ 6.03
Granted, Weighted average exercise price	4.01	$ 6.03
Forfeited, Weighted average exercise price	5.75
Outstanding at ending, Weighted average exercise price	$ 4.66	$ 6.03
Outstanding, Weighted average remaining contractual term	9 years 6 months 14 days	9 years 10 months 24 days
Granted, Weighted average remaining contractual term	9 years 9 months 14 days	9 years 10 months 24 days